S-K 1602, SPAC Registered Offerings $ in Millions	Jan. 12, 2026 USD ($)
SPAC Offering Forepart [Line Items]
SPAC Offering Forepart, Security Holders Have the Opportunity to Redeem Securities [Flag]	true
SPAC Offering Forepart, Security Holder Redemptions Subject to Limitations [Flag]	true
SPAC Offering Forepart, De-SPAC Consummation Timeframe Description [Text Block]
We have until the date that is 24 months from the closing of this offering or until such earlier liquidation date as our board of directors may approve, to consummate our initial business combination. If we are unable to complete our business combination within 24 months from the closing of this offering, or by such earlier liquidation date as our board of directors may approve, we will redeem 100% of the public shares at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the trust account including interest earned thereon (net of amounts of interest withdrawn to fund working capital requirements, subject to the limitations described herein, and/or to pay our taxes (which shall exclude the 1% U.S. federal excise tax that was implemented by the Inflation Reduction Act of 2022 if any is imposed on us)), and up to $100,000 of interest to pay dissolution expenses, divided by the number of then outstanding public shares, subject to applicable law and as further described herein.
If we anticipate that we may be unable to consummate our initial business combination within such 24-month period, we may seek shareholder approval to amend our amended and restated memorandum and articles of association to further extend the date by which we must consummate our initial business combination. If we seek shareholder approval for an extension, and the related amendments are implemented by our board of directors, holders of our public Class A ordinary shares will be offered an opportunity to redeem their shares, subject to applicable law. Our public shareholders will be permitted to redeem their shares regardless of whether they abstain, vote for, vote against, or vote at all with respect to the proposed amendment.

SPAC Offering Forepart, De-SPAC Consummation Timeframe	24 months
SPAC Offering Forepart, De-SPAC Consummation Timeframe May be Extended [Flag]	true
SPAC Offering Forepart, Sponsor Compensation [Table Text Block]
Our sponsor, NCTK Sponsor LLC (which we refer to as our “sponsor” throughout this prospectus), has committed to purchase an aggregate of 2,250,000 warrants (including if the underwriter’s over-allotment option is exercised in full), each exercisable to purchase one Class A ordinary share at $11.50 per share, at a price of $1.00 per warrant, or $2,250,000 in the aggregate (including if the underwriter’s over-allotment option is exercised in full), in a private placement that will close simultaneously with the closing of this offering. These warrants, which we refer to as the “private placement warrants,” are identical to the redeemable warrants included in the units sold in this offering, subject to limited exceptions as described in this prospectus.
Our initial shareholders, which include our sponsor, currently own an aggregate of 7,187,500 Class B ordinary shares, up to 937,500 of which are subject to forfeiture depending on the extent to which the underwriter’s over-allotment option is exercised. If we increase or decrease the size of this offering, we will effect a share capitalization or a share surrender or redemption or other appropriate mechanism, as applicable, with respect to our Class B ordinary shares immediately prior to the consummation of this offering in such amount as to maintain the ownership of our initial shareholders, on an as-converted basis, at 20.00% of our issued and outstanding ordinary shares upon consummation of this offering. We refer to these Class B ordinary shares as the “founder shares” throughout this prospectus.
The Class B ordinary shares will automatically convert into Class A ordinary shares at the time of our initial business combination, or earlier at the option of the holder, on a one-for-one basis, subject to adjustment as provided herein. The Class A ordinary shares received upon conversion of Class B ordinary shares will not have any redemption rights or be entitled to liquidating distributions from the trust account if we fail to complete an initial business combination. In the case that any amount of additional Class A ordinary shares, or equity-linked securities, are issued or deemed issued in excess of the amounts offered in this prospectus and related to the closing of the business combination, the ratio at which Class B ordinary shares shall convert into Class A ordinary shares will be adjusted (unless the holders of a majority of the outstanding Class B ordinary shares agree to waive such adjustment with respect to any such issuance or deemed issuance) so that the number of Class A ordinary shares issuable upon conversion of all Class B ordinary shares will equal, in the aggregate, on an as-converted basis, 20.00% of the sum of the total number of all ordinary shares issued and outstanding upon completion of this offering plus all Class A ordinary shares and equity-linked securities issued or deemed issued in connection with the business combination (excluding the ordinary shares or equity-linked securities issued, or to be issued, to any seller in the business combination and any private placement-equivalent warrants issued to our sponsor or any of its affiliates or to our officers or directors upon conversion of working capital loans).
Prior to the closing of our initial business combination, our sponsor will have the right to appoint all of our directors, and only holders of Class B ordinary shares will be entitled to vote on the removal of directors or in a vote to transfer the company by way of continuation to a jurisdiction outside the Cayman Islands (including any special resolution required to amend the constitutional documents of the company or to adopt new constitutional documents of the company, in each case, as a result of the company approving a transfer by way of continuation in a jurisdiction outside the Cayman Islands). With respect to any other matter submitted to a vote of our shareholders, including any vote in connection with our initial business combination, except as required by law, holders of our founder shares and holders of our public shares will vote together as a single class, with each share entitling the holder to one vote, except as required by law.
The founder shares held by our sponsor were purchased for $25,000, or approximately $0.0035 per share, which, as further described in this prospectus, may result in material dilution to public holders when converted into Class A ordinary shares or if the anti-dilution provision of the founder shares results in the issuance of Class A ordinary shares on a greater than one-to-one basis. Public shareholders will experience additional dilution from the issuance of shares of Class A ordinary shares issuable upon the exercise of the private placement warrants (including any private placement warrants issued upon conversion of working capital loans). The exercise of the warrants would cause the actual dilution to the public shareholders to be higher, particularly where a cashless exercise is utilized for the warrants. See section entitled “Dilution” in this prospectus for more information on dilution. As further described under “The Offering—Payments to Insiders,” we expect to make certain payments and reimbursements, or pay certain fees, to our sponsor, officers or directors, or our affiliates, including but not limited to the payment of $30,000 per month to our sponsor for office space, secretarial and administrative services. Upon consummation of this offering, we will repay up to $300,000 in loans made to us by our sponsor under an unsecured promissory note to cover offering-related and organizational expenses. Our sponsor may also, but is not obligated to, enter into certain arrangements with us to finance transaction costs in connection with an initial business combination, including up to $2,000,000 of loans convertible into private placement warrants at a price of $1.00 per warrant at the option of the lender. As more fully discussed in the section of this prospectus entitled “Management—Conflicts of Interest,” our officers and directors currently have certain relevant fiduciary duties or contractual obligations that may take priority over their duties to us and there may be a conflict of interest in our director’s and officer’s determination as to how much time to devote to our affairs and to which entity a particular business opportunity is presented. We may also decide to acquire one or more businesses affiliated with our sponsor or our executive officers or directors, or our directors, officers, sponsor and their affiliates may sponsor or become affiliated with entities that have a similar activity than ours. Further, our officers and directors have indirect economic interests in us and/or our sponsor and a conflict of interest may arise in determining whether a particular business combination target is appropriate for our initial business combination since our sponsor, executive officers and directors may lose their entire investment in us if an initial business combination is not completed. As a result, there may be actual or potential material conflicts of interest between our sponsor and its affiliates on the one hand, and purchasers in this offering on the other hand. For more information, also see “Summary—Our Sponsor”, “Risk Factors—Risks Relating to our Sponsor and Management Team” and “Principal Shareholders.”

SPAC Offering Forepart, Sponsor Compensation Material Dilution [Flag]	true
SPAC Offering Forepart, Actual or Material Conflict of Interest [Flag]	true
SPAC Offering Forepart, Adjusted Net Tangible Book Value Per Share [Table Text Block]
The following table illustrates the difference between the public offering price per unit and our net tangible book value per share, as adjusted to give effect to this offering (“Adjusted NTBVPS”) and assuming the redemption of our public shares included in the public units offered hereby at varying levels in the scenarios in which the over-allotment option is not exercised and exercised in full and assuming no additional capital is raised in connection with the initial business combination. See section entitled “Dilution” for more information.

As of September 30, 2025
Offering Price of $10.00 Per Unit	25% of Maximum Redemption		50% of Maximum Redemption		75% of Maximum Redemption		Maximum Redemption
Adjusted NTBVPS	Adjusted NTBVPS	Difference Between Adjusted NTBVPS and Offering Price	Adjusted NTBVPS	Difference Between Adjusted NTBVPS Offering Price	Adjusted NTBVPS	Difference Between Adjusted NTBVPS and Offering Price	Adjusted NTBVPS	Difference Between Adjusted NTBVPS and Offering Price
Assuming Full Exercise of Over-Allotment Option
$ 7.55	$7.01	$2.99	$6.11	$3.89	$4.32	$5.68	$(1.07)	$11.07
Assuming No Exercise of Over-Allotment Option
$ 7.54	$7.00	$3.00	$6.10	$3.90	$4.31	$5.69	$(1.09)	$11.09

SPAC Registered Offering Prospectus Summary, Identify and Evaluate Potential Business Combination Candidates, Manner [Text Block]
Acquisition Criteria
While we may acquire a business in any industry or geography, we intend to focus on potential target companies operating within the blockchain, digital asset, and broader financial technology ecosystems. We are particularly interested in businesses that are building the infrastructure, technology, and services enabling the long-term convergence of decentralized and traditional finance.
We believe the most attractive targets will share certain characteristics:
•	Innovative technology with clear use cases and organic growth potential.
•	Differentiated approach capable of disrupting incumbent financial or technology systems.
•	Strong regulatory alignment and ability to operate within evolving policy frameworks.
•	Exceptional leadership teams with a track record of execution.
•	Defensible market position reinforced by high barriers to entry and durable customer relationships.
•	Compelling financial profile including attractive margins, resilient cash flow characteristics, and a path to scalable growth.
•	Strategic fit with our partners where our network, capital, and expertise can accelerate growth and help unlock the public markets.
These criteria are intended as non-exhaustive guidelines rather than limitations. Our management team may ultimately pursue a company that does not meet all of the above, provided we believe it offers a compelling opportunity to create long-term shareholder value. Any evaluation relating to the merits of a particular initial business combination may be based, to the extent relevant, on these general guidelines as well as other considerations, factors and criteria that our management may deem relevant.
Initial Business Combination
Our initial business combination must occur with one or more target businesses that together have an aggregate fair market value of at least 80% of the assets held in the trust account (excluding the deferred underwriting commissions and taxes payable on the income earned on the trust account) at the time of the agreement to enter into the initial business combination. If our board is not able to independently determine the fair market value of the target business or businesses, we will obtain an opinion from an independent entity that commonly renders valuation opinions or an independent accounting firm with respect to the satisfaction of such criteria. While we consider it unlikely that our board will not be able to make an independent determination of the fair market value of a target business or businesses, it may be unable to do so if the board is less familiar or experienced with the target company’s business, there is a significant amount of uncertainty as to the value of the company’s assets or prospects, including if such company is at an early stage of development, operations or growth, or if the anticipated transaction involves a complex financial analysis or other specialized skills and the board determines that outside expertise would be helpful or necessary in conducting such analysis. Since any opinion, if obtained, would merely state that the fair market value of the target business meets the 80% of net assets threshold, unless such opinion includes material information regarding the valuation of a target business or the consideration to be provided, it is not anticipated that copies of such opinion would be distributed to our shareholders. However, if required under applicable law, any proxy statement that we deliver to shareholders and file with the SEC in connection with a proposed transaction will include such opinion.
We anticipate structuring our initial business combination so that the post-transaction company in which our public shareholders own shares will own or acquire 100% of the equity interests or assets of the target business or businesses. We may, however, structure our initial business combination such that the post-transaction company owns or acquires less than 100% of such interests or assets of the target business in order to meet certain objectives of the target management team or shareholders or for other reasons, but we will only complete such business combination if the post-transaction company owns or acquires 50% or more of the outstanding voting securities of the target or otherwise acquires a controlling interest in the target sufficient for it not to be required to register as an investment company under the Investment Company Act of 1940, as amended (the “Investment Company Act”). Even if the post-transaction company owns or acquires 50% or more of the voting securities of the target, our shareholders prior to the business combination may collectively own a minority interest in the post-transaction company, depending on valuations ascribed to the target and us in the business combination transaction. For example, we could pursue a transaction in which we issue a substantial number of new shares in exchange for all of the outstanding share capital or capital stock of a target. In this case, we would acquire a 100% controlling interest in the target. However, as a result of the issuance of a substantial number of new shares, our shareholders immediately prior to our initial business combination could own less than a majority of our outstanding shares subsequent to our initial business combination. If less than 100% of the equity interests or assets of a target business or businesses are owned or acquired by the post-transaction company, the portion of such business or businesses that is owned or acquired is what will be valued for purposes of the 80% of net assets test. If the business combination involves more than one target business, the 80% of net assets test will be based on the aggregate value of all of the target businesses and we will treat the target businesses together as the initial business combination for purposes of a tender offer or for seeking shareholder approval, as applicable.
Prior to the date of this prospectus, we will file a Registration Statement on Form 8-A with the SEC to voluntarily register our securities under Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”). As a result, we will be subject to the rules and regulations promulgated under the Exchange Act. We have no current intention of filing a Form 15 to suspend our reporting or other obligations under the Exchange Act prior or subsequent to the consummation of our business combination.
The time required to select and evaluate a target business and to structure and complete our initial business combination, and the costs associated with this process, are not currently ascertainable with any degree of certainty. Any costs incurred with respect to the identification and evaluation of a prospective target business with which our initial business combination is not ultimately completed will result in our incurring losses and will reduce the funds we can use to complete another business combination. Further, the number of special purpose acquisition companies evaluating targets may increase, and attractive targets may become scarcer and there may be more competition for attractive targets. Because of our limited resources and such increased competition for business combination opportunities, including from other special purpose acquisition companies or other entities having a similar business objective to us, it may be more difficult for us to complete our initial business combination or negotiate attractive terms for our initial business combination. Depending on who our competitors will be when negotiating a business combination transaction, we may also be at a competitive disadvantage in successfully negotiating an initial business combination. For more information also see “Risk Factors—Risks Relating to our Securities—Attractive targets for special purpose acquisition companies may become scarcer and there may be more competition for attractive targets, or such attractive targets may not be interested to consummate a business combination with a SPAC due to a negative public perception of mergers involving SPACs. This could increase the cost of our initial business combination and could even result in our inability to find a target or to consummate an initial business combination.” and “Risk Factors—Risks Relating to our Search for, and Consummation of, or Inability to Consummate, a Business Combination—Because of our limited resources and the significant competition for business combination opportunities, it may be more difficult for us to complete our initial business combination. If we are unable to complete our initial business combination, our public shareholders may receive only approximately $10.00 per share on our redemption of our public shares, or less than such amount in certain circumstances, and our warrants will expire worthless.”
To the extent we effect our initial business combination with a company or business that may be financially unstable or in its early stages of development or growth, we may be affected by numerous risks inherent in such company or business. Although our management will endeavor to evaluate the risks inherent in a particular target business, we cannot assure you that we will properly ascertain or assess all significant risk factors.
Our Acquisition Process
In evaluating a prospective target business, we expect to conduct a thorough due diligence review that will encompass, among other things, meetings with incumbent management and employees, document reviews, inspection of facilities, as well as a review of financial, operational, legal and other information that will be made available to us. We will also utilize our operational and capital planning experience.
Although we do not intend to enter into a business combination with a target business that is affiliated with our sponsor, our directors or our officers, we are not prohibited from doing so. In the event we enter into such a transaction, we, or a committee of independent directors, will obtain an opinion from an independent entity that commonly renders valuation opinions or an independent accounting firm that our initial business combination is fair to our company from a financial point of view.
Members of our management team and our independent directors will directly or indirectly own founder shares and/or private placement warrants following this offering and, accordingly, may have a conflict of interest in determining whether a particular target business is an appropriate business with which to effectuate our initial business combination. The low price that our sponsor, executive officers and directors (directly or indirectly) paid for the founder shares creates an incentive whereby our officers and directors could potentially make a substantial profit even if we select an acquisition target that subsequently declines in value and is unprofitable for public shareholders. If we do not complete our initial business combination within 24 months from the closing of this offering or by such earlier liquidation date as our board of directors may approve, the founder shares and private placement warrants held by our sponsor may lose most of their value or expire worthless, except to the extent that the founder shares receive liquidating distributions from assets outside the trust account, which could create an incentive for our sponsor, executive officers and directors to complete a transaction even if we select an acquisition target that subsequently declines in value and is unprofitable for public shareholders. Similarly, additional conflicts of interests may arise and incentives may be created to select an acquisition target that subsequently declines in value and is unprofitable for public shareholders instead of not consummating a business combination if (i) after the redemption of public shareholders no assets are available outside of the trust account to repay any loans extended to us by our sponsor, affiliates of our sponsor or our officers and directors and to reimburse our sponsor and others for any out-of-pocket expenses incurred in connection with identifying, investigating and completing an initial business combination or (ii) not consummating a business combination within the allotted time may require service providers to forfeit their fees. Further, each of our officers and directors may have a conflict of interest with respect to evaluating a particular business combination if the retention or resignation of any such officers and directors was included by a target business as a condition to any agreement with respect to our initial business combination.
We have not selected any business combination target and we have not, nor has anyone on our behalf initiated any substantive discussions, directly or indirectly, with any business combination target. We may pursue an initial business combination target in any business or industry.
Each of our officers and directors presently has, and any of them in the future may have additional, fiduciary or contractual obligations to one more other entities, including, in certain cases, to Kraken, Tribe Capital, or Natural Capital, pursuant to which such officer or director is or will be required to present a business combination opportunity to such entities. Accordingly, if any of our officers or directors becomes aware of a business combination opportunity which is suitable for an entity to which he or she has then-current fiduciary or contractual obligations, including, in certain cases, to Kraken, Tribe Capital, or Natural Capital, he or she will honor his or her fiduciary or contractual obligations to present such opportunity to such other entity. We do not believe, however, that the fiduciary duties or contractual obligations of our officers or directors will materially affect our ability to search for an initial business combination. Our amended and restated memorandum and articles of association provide that, to the fullest extent permitted by applicable law: (i) no individual serving as a director or an officer shall have any duty, except and to the extent expressly assumed by contract, to refrain from engaging directly or indirectly in the same or similar business activities or lines of business as us; and (ii) we renounce any interest or expectancy in, or in being offered an opportunity to participate in, any potential transaction or matter which may be a corporate opportunity for any director or officer, on the one hand, and us, on the other. As a result, the fiduciary duties of our officers or directors could materially affect our ability to complete our initial business combination.
Furthermore, the personal and financial interests of our directors and officers may influence their motivation in timely identifying and pursuing an initial business combination or completing our initial business combination. The different timelines of competing business combinations could cause our directors and officers to prioritize a different business combination over finding a suitable acquisition target for our business combination.
Consequently, our directors’ and officers’ discretion in identifying and selecting a suitable target business may result in a conflict of interest when determining whether the terms, conditions and timing of a particular business combination are appropriate and in our shareholders’ best interest, which could negatively impact the timing for a business combination.
In addition, our co-founders, sponsor, officers and directors may participate in the formation of, or become an officer or director of, any other blank check company prior to completion of our initial business combination. As a result, our co-founders, sponsor, officers or directors could have conflicts of interest in determining whether to present business combination opportunities to us or to any other blank check company with which they may become involved. Although we have no formal policy in place for vetting potential conflicts of interest, our board of directors will review any potential conflicts of interest on a case-by-case basis.
In addition to the above, our co-founders, officers and directors are not required to commit any specified amount of time to our affairs, and, accordingly, may have conflicts of interest in allocating management time among various business activities, including selecting a business combination target and monitoring the related due diligence. See “Risk Factors—Risks Relating to our Sponsor and Management Team—Our officers and directors will allocate their time to other businesses thereby causing potential conflicts of interest in their determination as to how much time to devote to our affairs. This conflict of interest could have a negative impact on our ability to identify and pursue initial business combination opportunities or complete our initial business combination.”
Additionally, our initial shareholders have agreed to waive their redemption rights with respect to any founder shares and any public shares held by them in connection with the consummation of our initial business combination. Further, our initial shareholders have agreed to waive their redemption rights with respect to any founder shares held by them if we fail to consummate our initial business combination within 24 months from the closing of this offering, or by such earlier liquidation date as our board of directors may approve. If we do not complete our initial business combination within such applicable time period, the proceeds of the sale of the private placement warrants held in the trust account will be used to fund the redemption of our public shares, and our sponsor’s investment in the private placement warrants will be worthless. With certain limited exceptions, the founder shares will not be transferable, assignable or salable by our initial shareholders until the earlier of (A) one year after the completion of our initial business combination and (B) subsequent to our initial business combination, (x) if the last sale price of our Class A ordinary shares equals or exceeds $12.00 per share
(as adjusted for share subdivisions, share dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after our initial business combination, or (y) the date on which we complete a liquidation, merger, share exchange, reorganization or other similar transaction that results in all of our public shareholders having the rights to exchange their ordinary shares for cash, securities or other property. With certain limited exceptions, the private placement warrants and the Class A ordinary shares underlying such warrants will not be transferable, assignable or salable by our sponsor or its permitted transferees until 30 days after the completion of our initial business combination. Since our sponsor and officers and directors may directly or indirectly own ordinary shares and warrants following this offering, our officers and directors may have a conflict of interest in determining whether a particular target business is an appropriate business with which to effectuate our initial business combination because of their financial interest in completing an initial business combination within 24 months from the closing of this offering, or by such earlier liquidation date as our board of directors may approve. Similarly, additional conflicts of interests may arise and incentives may be created to select an acquisition target that subsequently declines in value and is unprofitable for public shareholders instead of not consummating a business combination if (i) after the redemption of public shareholders no assets are available outside of the trust account to repay any loans extended to us by our sponsor, affiliates of our sponsor or our officers and directors and to reimburse our sponsor and others for any out-of-pocket expenses incurred in connection with identifying, investigating and completing an initial business combination or (ii) not consummating a business combination within the allotted time may require service providers to forfeit their fees.
As more fully discussed in “Management—Conflicts of Interest,” if any of our co-founders, directors or officers becomes aware of any business combination target that falls within the line of business of any entity to which they have pre-existing fiduciary or contractual obligations, they may be required to present such business combination target to such entity prior to presenting such business combination target to us.
Our officers, directors and director nominees currently have fiduciary duties or contractual obligations that may take priority over their duties to us.

SPAC, Actual or Potential Material Conflict of Interest, Prospectus Summary [Text Block]
Members of our management team and our independent directors will directly or indirectly own founder shares and/or private placement warrants following this offering and, accordingly, may have a conflict of interest in determining whether a particular target business is an appropriate business with which to effectuate our initial business combination. The low price that our sponsor, executive officers and directors (directly or indirectly) paid for the founder shares creates an incentive whereby our officers and directors could potentially make a substantial profit even if we select an acquisition target that subsequently declines in value and is unprofitable for public shareholders. If we do not complete our initial business combination within 24 months from the closing of this offering or by such earlier liquidation date as our board of directors may approve, the founder shares and private placement warrants held by our sponsor may lose most of their value or expire worthless, except to the extent that the founder shares receive liquidating distributions from assets outside the trust account, which could create an incentive for our sponsor, executive officers and directors to complete a transaction even if we select an acquisition target that subsequently declines in value and is unprofitable for public shareholders. Similarly, additional conflicts of interests may arise and incentives may be created to select an acquisition target that subsequently declines in value and is unprofitable for public shareholders instead of not consummating a business combination if (i) after the redemption of public shareholders no assets are available outside of the trust account to repay any loans extended to us by our sponsor, affiliates of our sponsor or our officers and directors and to reimburse our sponsor and others for any out-of-pocket expenses incurred in connection with identifying, investigating and completing an initial business combination or (ii) not consummating a business combination within the allotted time may require service providers to forfeit their fees. Further, each of our officers and directors may have a conflict of interest with respect to evaluating a particular business combination if the retention or resignation of any such officers and directors was included by a target business as a condition to any agreement with respect to our initial business combination.
We have not selected any business combination target and we have not, nor has anyone on our behalf initiated any substantive discussions, directly or indirectly, with any business combination target. We may pursue an initial business combination target in any business or industry.
Each of our officers and directors presently has, and any of them in the future may have additional, fiduciary or contractual obligations to one more other entities, including, in certain cases, to Kraken, Tribe Capital, or Natural Capital, pursuant to which such officer or director is or will be required to present a business combination opportunity to such entities. Accordingly, if any of our officers or directors becomes aware of a business combination opportunity which is suitable for an entity to which he or she has then-current fiduciary or contractual obligations, including, in certain cases, to Kraken, Tribe Capital, or Natural Capital, he or she will honor his or her fiduciary or contractual obligations to present such opportunity to such other entity. We do not believe, however, that the fiduciary duties or contractual obligations of our officers or directors will materially affect our ability to search for an initial business combination. Our amended and restated memorandum and articles of association provide that, to the fullest extent permitted by applicable law: (i) no individual serving as a director or an officer shall have any duty, except and to the extent expressly assumed by contract, to refrain from engaging directly or indirectly in the same or similar business activities or lines of business as us; and (ii) we renounce any interest or expectancy in, or in being offered an opportunity to participate in, any potential transaction or matter which may be a corporate opportunity for any director or officer, on the one hand, and us, on the other. As a result, the fiduciary duties of our officers or directors could materially affect our ability to complete our initial business combination.
Furthermore, the personal and financial interests of our directors and officers may influence their motivation in timely identifying and pursuing an initial business combination or completing our initial business combination. The different timelines of competing business combinations could cause our directors and officers to prioritize a different business combination over finding a suitable acquisition target for our business combination.
Consequently, our directors’ and officers’ discretion in identifying and selecting a suitable target business may result in a conflict of interest when determining whether the terms, conditions and timing of a particular business combination are appropriate and in our shareholders’ best interest, which could negatively impact the timing for a business combination.
In addition, our co-founders, sponsor, officers and directors may participate in the formation of, or become an officer or director of, any other blank check company prior to completion of our initial business combination. As a result, our co-founders, sponsor, officers or directors could have conflicts of interest in determining whether to present business combination opportunities to us or to any other blank check company with which they may become involved. Although we have no formal policy in place for vetting potential conflicts of interest, our board of directors will review any potential conflicts of interest on a case-by-case basis.
In addition to the above, our co-founders, officers and directors are not required to commit any specified amount of time to our affairs, and, accordingly, may have conflicts of interest in allocating management time among various business activities, including selecting a business combination target and monitoring the related due diligence. See “Risk Factors—Risks Relating to our Sponsor and Management Team—Our officers and directors will allocate their time to other businesses thereby causing potential conflicts of interest in their determination as to how much time to devote to our affairs. This conflict of interest could have a negative impact on our ability to identify and pursue initial business combination opportunities or complete our initial business combination.”
Additionally, our initial shareholders have agreed to waive their redemption rights with respect to any founder shares and any public shares held by them in connection with the consummation of our initial business combination. Further, our initial shareholders have agreed to waive their redemption rights with respect to any founder shares held by them if we fail to consummate our initial business combination within 24 months from the closing of this offering, or by such earlier liquidation date as our board of directors may approve. If we do not complete our initial business combination within such applicable time period, the proceeds of the sale of the private placement warrants held in the trust account will be used to fund the redemption of our public shares, and our sponsor’s investment in the private placement warrants will be worthless. With certain limited exceptions, the founder shares will not be transferable, assignable or salable by our initial shareholders until the earlier of (A) one year after the completion of our initial business combination and (B) subsequent to our initial business combination, (x) if the last sale price of our Class A ordinary shares equals or exceeds $12.00 per share
(as adjusted for share subdivisions, share dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after our initial business combination, or (y) the date on which we complete a liquidation, merger, share exchange, reorganization or other similar transaction that results in all of our public shareholders having the rights to exchange their ordinary shares for cash, securities or other property. With certain limited exceptions, the private placement warrants and the Class A ordinary shares underlying such warrants will not be transferable, assignable or salable by our sponsor or its permitted transferees until 30 days after the completion of our initial business combination. Since our sponsor and officers and directors may directly or indirectly own ordinary shares and warrants following this offering, our officers and directors may have a conflict of interest in determining whether a particular target business is an appropriate business with which to effectuate our initial business combination because of their financial interest in completing an initial business combination within 24 months from the closing of this offering, or by such earlier liquidation date as our board of directors may approve. Similarly, additional conflicts of interests may arise and incentives may be created to select an acquisition target that subsequently declines in value and is unprofitable for public shareholders instead of not consummating a business combination if (i) after the redemption of public shareholders no assets are available outside of the trust account to repay any loans extended to us by our sponsor, affiliates of our sponsor or our officers and directors and to reimburse our sponsor and others for any out-of-pocket expenses incurred in connection with identifying, investigating and completing an initial business combination or (ii) not consummating a business combination within the allotted time may require service providers to forfeit their fees.
As more fully discussed in “Management—Conflicts of Interest,” if any of our co-founders, directors or officers becomes aware of any business combination target that falls within the line of business of any entity to which they have pre-existing fiduciary or contractual obligations, they may be required to present such business combination target to such entity prior to presenting such business combination target to us.
Our officers, directors and director nominees currently have fiduciary duties or contractual obligations that may take priority over their duties to us.

SPAC Prospectus Summary, Sponsor Compensation [Table Text Block]
The following table sets forth the payments to be received by our sponsor and its affiliates from us prior to or in connection with the completion of our initial business combination and the securities issued and to be issued by us to our sponsor or its affiliates:

Entity	Amount of Compensation to be Received or Securities Issued or to be Issued	Consideration Paid or to be Paid
NCTK Sponsor LLC
7,187,500 Class B ordinary shares(1) (of which 937,500 are subject to forfeiture if the underwriter does not exercise its overallotment option, and of which an aggregate of 120,000 shares will be transferred to our independent directors)
$25,000 or approximately $0.0035 per founder share

2,250,000 private placement warrants, including if the underwriter’s over-allotment option is exercised in full (which may be exercised on a cashless basis along with the public warrants under the circumstances specified in the warrant agreement)
$2,250,000 (including if the underwriter’s over-allotment option is exercised in full)($1.00 per warrant)

	Up to $300,000	Repayment of loans made to us by our sponsor to cover offering-related and organizational expenses

Sponsor, officers or directors, or our or their affiliates	$30,000 per month	Payment to our sponsor of $30,000 per month, for up to 24 months, for office space, utilities and secretarial and administrative support

Up to $2,000,000 in working capital loans by our sponsor or an affiliate of our sponsor or certain of our officers and directors. Such loans may be converted at the option of the lender into private placement warrants at a conversion price of $1.00 per warrant(2)
Working capital loans to fund working capital deficiencies or finance transaction costs in connection with an initial business combination

Reimbursement for any out-of-pocket expenses related to identifying, investigating, negotiating and completing an initial business combination. There is no cap or ceiling on the reimbursement of out-of-pocket expenses incurred by such persons in connection with activities on our behalf.(3)
Payment of fees and reimbursement of out-of-pocket expenses related to identifying, investigating and completing an initial business combination

(1)
The Class B ordinary shares will automatically convert into Class A ordinary shares at the time of our initial business combination, or earlier at the option of the holder, on a one-for-one basis, subject to adjustment as provided herein. Further, if we increase or decrease the size of this offering, we will effect a share capitalization or a share surrender or redemption or other appropriate mechanism, as applicable, with respect to our Class B ordinary shares immediately prior to the consummation of this offering in such amount as to maintain the ownership of our initial shareholders, on an as-converted basis, at 20.00% of our issued and outstanding ordinary shares upon consummation of this offering. As described below under “Offering—Founder shares conversion and anti-dilution rights,” the Class B ordinary shares and Class A ordinary shares issuable in connection with the conversion of the Class B ordinary shares may result in material dilution to our public shareholders due to the nominal price of $0.0035 per founder share at which our sponsor purchased the founder shares and/or the anti-dilution rights of our Class B ordinary shares that may result in an issuance of Class A ordinary shares on a greater than one-to-one basis upon conversion. Our sponsor, directors and officers and their affiliates may receive additional compensation and/or may be issued additional securities in connection with an initial business combination, including securities that may result in material dilution to public shareholders. For more information also see below under “Offering—Payments to insiders.”
(2)
The $1.00 per private placement warrant conversion price for such working capital loans may potentially be significantly less than the market price of our Class A ordinary shares at the time the lenders elect to convert their working capital loans into private placement warrants. Therefore, such private placement warrant issuances may result in significant dilution to holders of our shares. For more information also see “Risk Factors—Risks Relating to our Search for, and Consummation of, or Inability to Consummate, a Business Combination—We may issue our securities to investors in connection with our initial business combination at a price which is less than the prevailing market price of our securities at that time.”

(3)
For more information, also see “Effecting Our Initial Business Combination—Sources of Target Businesses,” “Management—Officer and Director Compensation” and “Certain Relationships and Related Party Transactions.”

SPAC Prospectus Summary, Sponsor Compensation, Footnotes [Text Block]
(1)
The Class B ordinary shares will automatically convert into Class A ordinary shares at the time of our initial business combination, or earlier at the option of the holder, on a one-for-one basis, subject to adjustment as provided herein. Further, if we increase or decrease the size of this offering, we will effect a share capitalization or a share surrender or redemption or other appropriate mechanism, as applicable, with respect to our Class B ordinary shares immediately prior to the consummation of this offering in such amount as to maintain the ownership of our initial shareholders, on an as-converted basis, at 20.00% of our issued and outstanding ordinary shares upon consummation of this offering. As described below under “Offering—Founder shares conversion and anti-dilution rights,” the Class B ordinary shares and Class A ordinary shares issuable in connection with the conversion of the Class B ordinary shares may result in material dilution to our public shareholders due to the nominal price of $0.0035 per founder share at which our sponsor purchased the founder shares and/or the anti-dilution rights of our Class B ordinary shares that may result in an issuance of Class A ordinary shares on a greater than one-to-one basis upon conversion. Our sponsor, directors and officers and their affiliates may receive additional compensation and/or may be issued additional securities in connection with an initial business combination, including securities that may result in material dilution to public shareholders. For more information also see below under “Offering—Payments to insiders.”
(2)
The $1.00 per private placement warrant conversion price for such working capital loans may potentially be significantly less than the market price of our Class A ordinary shares at the time the lenders elect to convert their working capital loans into private placement warrants. Therefore, such private placement warrant issuances may result in significant dilution to holders of our shares. For more information also see “Risk Factors—Risks Relating to our Search for, and Consummation of, or Inability to Consummate, a Business Combination—We may issue our securities to investors in connection with our initial business combination at a price which is less than the prevailing market price of our securities at that time.”

(3)
For more information, also see “Effecting Our Initial Business Combination—Sources of Target Businesses,” “Management—Officer and Director Compensation” and “Certain Relationships and Related Party Transactions.”

SPAC, Compensation and Securities Issuance, Material Dilution, Likelihood [Text Block]
Because our sponsor acquired the founder shares at a nominal price, our public shareholders will incur an immediate and material dilution upon the closing of this offering. See the sections titled “Dilution” and “Risk Factors—The nominal purchase price paid by our sponsor for the founder shares may significantly dilute the implied value of your public shares in the event we consummate an initial business combination, and our sponsor is likely to make a substantial profit on its investment in us in the event we consummate an initial business combination, even if the business combination causes the trading price of our ordinary shares to materially decline.”

SPAC, Securities Offered, Material Terms [Text Block]
Securities offered
25,000,000 units, at $10.00 per unit, each unit consisting of:
•	one Class A ordinary share; and
•	one-fourth of one redeemable warrant.
Nasdaq symbols
Units: “KRAQU”
Class A Ordinary Shares: “KRAQ”
Warrants: “KRAQW”
Trading commencement and separation of Class A ordinary shares and public warrants
The units are expected to begin trading on or promptly after the date of this prospectus. We expect that the Class A ordinary shares and public warrants comprising the units will begin separate trading on the 52nd day following the date of this prospectus (or, if such date is not a business day, the following business day) unless Santander US Capital Markets LLC informs us of its decision to allow earlier separate trading, subject to the satisfaction of certain conditions. Once the Class A ordinary shares and public warrants commence separate trading, holders will have the option to continue to hold units or separate their units into the component securities. Holders will need to have their brokers contact our transfer agent in order to separate the units into Class A ordinary shares and public warrants. No fractional public warrants will be issued upon separation of the units and only whole warrants will trade. Accordingly, unless you purchase at least four units, you will not be able to receive or trade a whole public warrant.
Additionally, the units will automatically separate into their component parts and will not be traded after completion of our initial business combination.
Separate trading of the Class A ordinary shares and warrants is prohibited until we have filed a Current Report on Form 8-K
In no event will the Class A ordinary shares and public warrants be traded separately until we have filed a Current Report on Form 8-K with the SEC containing an audited balance sheet reflecting our receipt of the gross proceeds at the closing of this offering. We will file the Current Report on Form 8-K promptly after the closing of this offering, which is anticipated to take place two business days from the date of this prospectus. If the underwriter’s over-allotment option is exercised following the initial filing of such Current Report on Form 8-K, a second or amended Current
Report on Form 8-K will be filed to provide updated financial information to reflect the exercise of the underwriter’s over-allotment option.
Units:
Number outstanding before this offering
0
Number outstanding after this offering
25,000,000(1)(3)
Ordinary shares:
Number outstanding before this offering
7,187,500 Class B ordinary shares(2)(3)
Number outstanding after this offering
31,250,000 Class A ordinary shares and Class B ordinary shares(1)(3)(4)
Warrants:
Number of private placement warrants to be sold in a private placement simultaneously with this offering
2,250,000
Number of warrants to be outstanding after this offering and the private placement simultaneously with this offering
8,500,000(5)

SPAC, Securities Offered, Same Class as Held by Sponsor and Affiliates [Flag]	true
SPAC, Trust or Escrow Account, Material Terms [Text Block]
Proceeds to be held in trust account
The rules of Nasdaq provide that at least 90% of the gross proceeds from this offering and the sale of the private placement warrants be deposited in a trust account. Of the net proceeds of this offering and the sale of the private placement warrants, $250 million or $10.00 per unit ($287.5 million, or $10.00 per unit, if the underwriter’s over-allotment option is exercised in full) will be placed into an interest bearing U.S.-based trust account with Continental Stock Transfer & Trust Company acting as trustee. These proceeds include $7,500,000 (assuming no redemptions) (or $8,625,000 (assuming no redemptions) if the underwriter’s over-allotment option is exercised in full) in deferred underwriting commissions, which amounts shall be subject to pro-rata reduction based on the number of Class A ordinary shares redeemed by our public shareholders.
Except with respect to permitted withdrawals and up to $100,000 of liquidation expenses, if any, the proceeds from this offering and the sale of the private placement warrants will not be released from the trust account until the earliest of (a) the completion of our initial business combination, (b) the redemption of any public shares properly tendered in connection with a shareholder vote to amend our amended and restated memorandum and articles of association (i) to modify the substance or timing of our obligation to redeem 100% of our public shares if we do not complete our initial business combination within 24 months from the closing of this offering, or by such earlier liquidation date as our board of directors may approve, or (ii) with respect to any other provisions relating to shareholders’ rights or pre-initial business combination activity and (c) the redemption of our public shares if we are unable to complete our business combination within 24 months from the closing of this offering, or by such earlier liquidation date as our board of directors may approve, subject to applicable law. We are permitted to withdraw amounts of interest earned on the funds held in the trust account to (i) fund our working capital requirements, which amount may be withdrawn quarterly and shall not equal more than 5% of the interest earned on the trust account, and/or (ii) pay taxes payable. The proceeds deposited in the trust account could become subject to the claims of our creditors, if any, which could have priority over the claims of our public shareholders.

SPAC, Trust or Escrow Account, Gross Offering Proceeds Placed, Percent	90.00%
SPAC, Trust or Escrow Account, Gross Offering Proceeds Placed, Amount	$ 250
De-SPAC Consummation Timeframe, Duration	24 months
De-SPAC Consummation Timeframe, How Extended [Text Block]	If we anticipate that we may be unable to consummate our initial business combination within such 24-month period, we may seek shareholder approval to amend our amended and restated memorandum and articles of association to extend the date by which we must consummate our initial business combination. If we seek shareholder approval for an extension and the related amendments are implemented by the directors, holders of Class A ordinary shares will be offered an opportunity to redeem their shares at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the trust account, including interest earned thereon (net of permitted withdrawals), divided by the number of then issued and outstanding public Class A ordinary shares, subject to applicable law.
De-SPAC Consummation Timeframe, Plans if it Fails [Text Block]	If we anticipate that we may be unable to consummate our initial business combination within such 24-month period, we may seek shareholder approval to amend our amended and restated memorandum and articles of association to extend the date by which we must consummate our initial business combination. If we seek shareholder approval for an extension and the related amendments are implemented by the directors, holders of Class A ordinary shares will be offered an opportunity to redeem their shares at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the trust account, including interest earned thereon (net of permitted withdrawals), divided by the number of then issued and outstanding public Class A ordinary shares, subject to applicable law. Our public shareholders will be permitted to redeem their shares regardless of whether they abstain, vote for, vote against, or vote at all with respect to the proposed amendment. There is no limit on the number of extensions that we may seek.
De-SPAC Consummation Timeframe May be Extended [Flag]	true
De-SPAC Consummation Timeframe Extension, Security Holders Voting or Redemption Rights [Flag]	true
De-SPAC Consummation Timeframe, Limitations on Extensions [Text Block]	There is no limit on the number of extensions that we may seek.
De-SPAC Consummation Timeframe, Extension Failure, Consequences to Sponsor [Text Block]	If we determine not to or are unable to extend the time period to consummate our initial business combination or fail to obtain shareholder approval to extend, our initial shareholders may lose their entire investment in our founder shares and the private placement warrants will be worthless.
SPAC, Securities Offered, Redemption Rights [Text Block]
Redemption rights for public shareholders upon completion of our initial business combination
We will provide our public shareholders with the opportunity to redeem, regardless of whether they abstain, vote for, or vote against, our initial business combination, all or a portion of their public shares upon the completion of our initial business combination, at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the trust account calculated as of two business days prior to the consummation of the initial business combination, including interest earned thereon (net of permitted withdrawals), divided by the number of then issued and outstanding public Class A ordinary shares, subject to applicable law and the limitations described herein. The amount in the trust account is initially anticipated to be $10.00 per public share. The per-share amount we will distribute to investors who properly redeem their shares will not be reduced by the deferred underwriting commissions we will pay to the underwriter. The redemption rights will include the requirement that a beneficial holder must identify itself in order to validly redeem its shares. The redemption rights will also include the requirement that a beneficial holder must check a box on the proxy card indicating whether he or she is acting in concert or as a group (as defined in Section 13d-3 of the Exchange Act) with any other shareholder with respect to any public shares. There will be no redemption rights upon the completion of our initial business combination with respect to our warrants. Our sponsor, officers and directors have entered into letter agreements with us, pursuant to which they have agreed to waive their redemption rights with respect to any founder shares and any public shares they may acquire during or after this offering, in connection with the completion of our business combination or otherwise.
Manner of conducting redemptions
We will provide our public shareholders with the opportunity to redeem all or a portion of their public shares upon the completion of our initial business combination either (i) in connection with a general meeting called to approve the business combination or
(ii) by means of a tender offer. The decision as to whether we will seek shareholder approval of a proposed business combination or conduct a tender offer will be made by us, solely in our discretion, and will be based on a variety of factors such as the timing of the transaction and whether the terms of the transaction would require us to seek shareholder approval under the law or stock exchange listing requirements. Asset acquisitions and share purchases would not typically require shareholder approval while direct mergers with our company where we do not survive and any transactions where we issue more than 20% of our outstanding ordinary shares or seek to amend our amended and restated memorandum and articles of association would require shareholder approval. We intend to conduct redemptions without a shareholder vote pursuant to the tender offer rules of the SEC unless shareholder approval is required by law or stock exchange listing requirements or we choose to seek shareholder approval for business or other legal reasons.
If a shareholder vote is not required and we do not decide to hold a shareholder vote for business or other legal reasons, we will, pursuant to our amended and restated memorandum and articles of association:
•	conduct the redemptions pursuant to Rule 13e-4 and Regulation 14E of the Exchange Act, which regulate issuer tender offers, and
•
file tender offer documents with the SEC prior to completing our initial business combination which contain substantially the same financial and other information about the initial business combination and the redemption rights as is required under Regulation 14A of the Exchange Act, which regulates the solicitation of proxies.

Upon the public announcement of our business combination, if we elect to conduct redemptions pursuant to the tender offer rules, we or our sponsor will terminate any plan established in accordance with Rule 10b5-1 to purchase our Class A ordinary shares in the open market, in order to comply with Rule 14e-5 under the Exchange Act.
In the event we conduct redemptions pursuant to the tender offer rules, our offer to redeem will remain open for at least 20 business days, in accordance with Rule 14e-1(a) under the Exchange Act, and we will not be permitted to complete our initial business combination until the expiration of the tender offer period. If public shareholders tender more shares than we have offered to purchase, we will withdraw the tender offer and not complete the initial business combination.
If, however, shareholder approval of the transaction is required by law or stock exchange listing requirements, or we decide to obtain shareholder approval for business or other legal reasons, we will:
•
conduct the redemptions in conjunction with a proxy solicitation pursuant to Regulation 14A of the Exchange Act, which regulates the solicitation of proxies, and not pursuant to the tender offer rules, and

•	file proxy materials with the SEC.
If we seek shareholder approval, we will complete our initial business combination only if we obtain an ordinary resolution under Cayman Islands law, which requires the affirmative vote of at least a majority of the votes cast by such shareholders being entitled to do so (in person or by proxy) at a general meeting (referred to herein as a “shareholder meeting”) of the Company. A quorum for such meeting will consist of the shareholders present in person or by proxy representing one-third of the shares in the company entitled to vote at such meeting. Our initial shareholders will count towards this quorum and have agreed to vote their founder shares and any public shares purchased during or after this offering in favor of our initial business combination (except with respect to any such public shares which may not be voted in favor of approving the business combination transaction in accordance with the requirements of Rule 14e-5 under the Exchange Act and any SEC interpretations or guidance relating thereto). For purposes of seeking approval of the majority of our outstanding ordinary shares voted, non-votes will have no effect on the approval of our initial business combination once a quorum is obtained.
Our initial shareholders and each of our directors and executive officers have agreed to vote their founder shares and any public shares purchased during or after this offering in favor of our initial business combination (except with respect to any such public shares which may not be voted in favor of approving the business combination transaction in accordance with the requirements of Rule 14e-5 under the Exchange Act and any SEC interpretations or guidance relating thereto). As a result, if approved as an ordinary resolution, in addition to our sponsor’s founder shares, we would need 9,375,001, or approximately 37.5% (assuming all outstanding shares are voted), of the 25,000,000 public shares sold in this offering to be voted in favor of a transaction in order to have our initial business combination approved (assuming the over-allotment option is not exercised). Assuming that only the holders of one-third of our issued and outstanding ordinary shares, representing a quorum under our amended and restated memorandum and articles of association, vote their shares at a general meeting of the company, we will not need any public shares in addition to our founder shares to be voted in favor of an initial business combination in order to approve an initial business combination. However, if our initial business combination is structured as a statutory merger or consolidation with another company under Cayman Islands law, the approval of our initial business combination will require a special resolution, which requires the affirmative vote of at least two-thirds of the votes cast by such shareholders as, being entitled to do so, vote in person or, where proxies are allowed, by proxy at the applicable general meeting of the company. Our amended and restated memorandum and articles of association will require that at least five days’ notice will be given of any such shareholder meeting. These quorum and voting thresholds, and the voting agreements of our initial shareholders, may make it more likely that we will consummate our initial business combination. Each public shareholder may elect to redeem its public shares irrespective of whether they vote for or against the proposed transaction.
We may require our public shareholders seeking to exercise their redemption rights, whether they are record holders or hold their shares in “street name,” to either tender their certificates to our transfer agent prior to the date set forth in the tender offer documents or proxy materials mailed to such holders, or up to two business days prior to the vote on the proposal to approve the business combination in the event we distribute proxy materials, or to deliver their shares to the transfer agent electronically. We believe that this will allow our transfer agent to efficiently process any redemptions without the need for further communication or action from the redeeming public shareholders, which could delay redemptions and result in additional administrative cost. If the proposed business combination is not approved and we continue to search for a target company, we will promptly return any certificates delivered, or shares tendered electronically, by public shareholders who elected to redeem their shares.
Limitation on redemption rights of shareholders holding 15% or more of the shares sold in this offering if we hold shareholder vote
Notwithstanding the foregoing redemption rights, if we seek shareholder approval of our initial business combination and we do not conduct redemptions in connection with our business combination pursuant to the tender offer rules, our amended and restated memorandum and articles of association will provide that a public shareholder, together with any affiliate of such shareholder or any other person with whom such shareholder is acting in concert or as a “group” (as defined under Section 13 of the Exchange Act), will be restricted from redeeming its shares with respect to more than an aggregate of 15% of the shares sold in this offering. We believe the restriction described above will discourage shareholders from accumulating large blocks of shares, and subsequent attempts by such holders to use their ability to redeem their shares as a means to force us or our management to purchase their shares at a significant premium to the then-current market price or on other undesirable terms. Absent this provision, a public shareholder holding more than an aggregate of 15% of the shares sold in this offering could threaten to exercise its redemption rights against a business combination if such holder’s shares are not purchased by us or our management at a premium to the then-current market price or on other undesirable terms. By limiting our shareholders’ ability to redeem to no more than 15% of the shares sold in this offering, we believe we will limit the ability of a small group of shareholders to unreasonably attempt to block our ability to complete our business combination, particularly in connection with a business combination with a target that requires as a closing condition that we have a minimum net worth or a certain amount of cash. However, we would not be restricting our shareholders’ ability to vote all of their shares (including all shares held by those shareholders that hold more than 15% of the shares sold in this offering) for or against our business combination.
Redemption rights in connection with proposed amendments to our amended and restated memorandum and articles of association
Some other blank check companies have a provision in their charter which prohibits the amendment of certain charter provisions. Our amended and restated memorandum and articles of association will provide that any of its provisions related to pre-business combination activity (including the requirement to deposit proceeds of this offering and the sale of the private placement warrants into the trust account and not release such amounts except in specified circumstances, and to provide redemption rights to public shareholders as described herein) may be amended if approved by a special resolution requiring the approval of holders of at least two-thirds of our ordinary shares who attend and vote at a general meeting of the company, and corresponding provisions of the trust agreement governing the release of funds from our trust account may be amended if approved by holders of two-thirds of our outstanding ordinary shares entitled to vote thereon. Our initial shareholders, who will collectively beneficially own 20.00% of our ordinary shares upon the closing of this offering (assuming they do not purchase any units in this offering), will participate in any vote to amend our amended and restated memorandum and articles of association and/ or trust agreement and will have the discretion to vote in any manner they choose. Our sponsor, executive officers, and directors have agreed, pursuant to a written agreement with us, that they will not propose any amendment to our amended and restated memorandum and articles of association that would affect (i) the substance or timing of our obligation to redeem 100% of our public shares if we do not complete our initial business combination within 24 months from the closing of this offering, or by such earlier liquidation date as our board of directors may approve or (ii) any other provisions relating to shareholders’ rights or pre-initial business combination activity, unless we provide our public shareholders with the opportunity to redeem their ordinary shares upon approval of any such amendment at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the trust account, including interest earned on the funds held in the trust account and not previously released for permitted withdrawals and up to $100,000 of dissolution expenses, if any. Our public shareholders will be permitted to redeem their shares regardless of whether they abstain, vote for, vote against, or vote at all with respect to the proposed amendment. Our initial shareholders have entered into letter agreements with us pursuant to which they have agreed to waive their redemption rights with respect to any founder shares and public shares held by them in connection with the completion of our initial business combination.

SPAC Additional Financing Plans, Impact on Security Holders [Text Block]
Additional Financing
We intend to effectuate our initial business combination using cash from the proceeds of this offering, the sale of the private placement warrants, our equity, debt or a combination of these as the consideration to be paid in our initial business combination. Generally, the issuance of additional shares in a business combination:
•
may significantly dilute the equity interest of investors in this offering, which dilution would increase if the anti-dilution provisions in the Class B ordinary shares resulted in the issuance of Class A ordinary shares on a greater than one-to-one basis upon conversion of the Class B ordinary share;

•	may subordinate the rights of holders of Class A ordinary shares if preference shares are issued with rights senior to those afforded to Class A ordinary shares;
•
could cause a change in control if a substantial number of Class A ordinary shares are issued, which may affect, among other things, the post-business combination company’s ability to use its net operating loss carry forwards, if any, and could result in the resignation or removal of officers and directors;

•
may have the effect of delaying or preventing a change of control of the post-business combination company by diluting the share ownership or voting rights of a person seeking to obtain control of the post-business combination company;

•	may adversely affect prevailing market prices for our units, Class A ordinary shares and/or warrants; and
•	may not result in adjustment to the exercise price of our warrants.
We may issue shares to investors in private placement transactions (so-called PIPE transactions) in order to complete an initial business combination and provide sufficient liquidity and capital to the post-business combination entity. As of the date of this prospectus, we have no commitments to issue any shares in connection with such a transaction. The price of the shares so issued in connection with an initial business combination may be less, and potentially significantly less, than $10.00 per share or the market price for our shares at such time. Any such issuances of equity securities at a price that is less than $10.00 or the prevailing market price of our shares at that time could be structured to ensure a return on investment to the investors and could dilute the interests of our existing shareholders in a manner that would not ordinarily occur in a traditional initial public offering and could result in both a reduction in the trading price of our shares to the price at which we issue such equity securities and fluctuations in the net tangible book value per share of the combined company’s securities following the completion of our initial business combination. We may also provide price protection or other incentives, or issue convertible securities such as preferred equity or convertible debt, and the exercise or conversion price of those securities may be fixed or adjustable, and may be less, and potentially significantly less, than $10.00 per share or the market price for our shares at such time. Such issuances could also result in additional transaction costs related to our initial business combination compared to a traditional initial public offering, including the placement fees associated with the engagement of a placement agent in connection with PIPE transactions.
Although we have no commitments as of the date of this prospectus to issue any notes or other debt, or to otherwise incur debt following this offering, we may choose to pursue a business combination in connection with which we incur substantial debt. No issuance of debt will affect the per share amount available for redemption from the trust account. However, if we issue debt securities or otherwise incur significant debt to banks or other lenders or the owners of a target, it could result in:
•	default and foreclosure on the assets of the post-business combination company if its operating revenues are insufficient to repay its debt obligations;
•
acceleration of the post-business combination company’s obligations to repay such indebtedness, even if it makes all principal and interest payments when due, if it breaches certain covenants that require the maintenance of certain financial ratios or reserves without a waiver or renegotiation of that covenant;

•	the post-business combination company’s immediate payment of all principal and accrued interest, if any, if the debt security is payable on demand;
•
the post-business combination company’s inability to obtain necessary additional financing if the debt security contains covenants restricting its ability to obtain such financing while the debt security is outstanding;

•
using a substantial portion of the post-business combination company’s cash flow to pay principal and interest on its debt, which will reduce the funds available for expenses, capital expenditures, acquisitions and other general corporate purposes;

•	limitations on the post-business combination company’s flexibility in planning for and reacting to changes in its business and in the industry in which it operates;
•	increased vulnerability to adverse changes in general economic, industry and competitive conditions and adverse changes in government regulation; and
•
limitations on the post-business combination company’s ability to borrow additional amounts for expenses, capital expenditures, acquisitions, debt service requirements, execution of its strategy and other purposes and other disadvantages compared to its competitors who have less debt.

For more information also see “Risk Factors—Risks Relating to our Search for, Consummation of, or Inability to Consummate, a Business Combination—We may issue additional Class A ordinary shares or preferred shares to complete our initial business combination or under an employee incentive plan after completion of our initial business combination. We may also issue Class A ordinary shares upon the conversion of the Class B ordinary shares at a ratio greater than one-to-one at the time of our initial business combination as a result of the anti-dilution provisions contained in our amended and restated memorandum and articles of association. Any such issuances would dilute the interest of our public shareholders and likely present other risks,” “Risk Factors—Risks Relating to our Search for, Consummation of, or Inability to Consummate, a Business Combination—We may issue our securities to investors in connection with our initial business combination at a price which is less than the prevailing market price of our securities at that time,” “Risk Factors—Risks Relating to our Search for, Consummation of, or Inability to Consummate, a
Business Combination—We may issue notes or other debt securities, or otherwise incur substantial debt, to complete a business combination, which may adversely affect our leverage and financial condition and thus negatively impact the value of our shareholders’ investment in us,” or “Risk Factors—Risks Relating to our Search for, Consummation of, or Inability to Consummate, a Business Combination—We may be unable to obtain additional financing to complete our initial business combination or to fund the operations and growth of a target business, which could compel us to restructure or abandon a particular business combination.”

SPAC, Adjusted Net Tangible Book Value Per Share, Calculation, Additional Information [Text Block]
The below presentation (A) assumes that (i) no ordinary shares are issued to shareholders of a potential business combination target as consideration or issuable by a post-business combination company, for instance under an equity or employee share purchase plan, (ii) no ordinary shares and convertible equity or debt securities are issued in connection with additional financing that we may seek in connection with an initial business combination, and (iii) no working capital loans are converted into private placement warrants, as further described in this prospectus, and (B) assumes the issuance of 25,000,000 Class A ordinary shares included in the public units sold in this offering (or 28,750,000 Class A ordinary shares included in the public units sold in this offering if the underwriter’s over-allotment option is exercised in full), 2,250,000 private placement warrants sold in a private placement in connection with this offering (including if the underwriter’s over-allotment option is exercised in full) and 7,187,500 founder shares (up to 937,500 of which are assumed to be forfeited in the scenario in which the underwriter’s over-allotment option is not exercised in full).

SPAC, Material Potential Source of Future Dilution of Shares not Tendered [Text Block]
However, while our public shareholders will experience dilution even if none of our public shares are redeemed, the dilution they will experience will decrease the more of our public shares remain issued and outstanding following a redemption event. For instance, if we seek shareholder approval of our initial business combination and we do not conduct redemptions in connection with our initial business combination pursuant to the tender offer rules, our sponsor, directors, officers, advisors or their affiliates may purchase units, public shares, rights or equity-linked securities in privately negotiated transactions or in the open market either prior to or following the completion of our initial business combination, although they are under no obligation to do so. In the event of any such purchases of our shares prior to the completion of our initial business combination or if we enter into non-redemption agreements with certain of our shareholders, the number of Class A ordinary shares subject to redemption will be reduced by the amount of any such purchases or shares subject to non-redemption agreements, increasing the pro forma net tangible book value per share. See “Proposed Business—Permitted Purchases of Our Securities.”

SPAC, Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Table Text Block]
The following table illustrates the difference between the public offering price per unit and Adjusted NTBVPS and assuming the redemption of our public shares included in the public units offered hereby at varying levels in the scenarios in which the over-allotment option is not exercised and exercised in full:

As of September 30, 2025
Offering Price of $10.00 per Unit	25% of Maximum Redemption		50% of Maximum Redemption		75% of Maximum Redemption		Maximum Redemption
Adjusted NTBVS	Adjusted NTBVPS	Difference between Adjusted NTBVPS and Offering Price	Adjusted NTBVPS	Difference between NTBVPS and Offering Price	Adjusted NTBVPS	Difference between Adjusted NTBVPS and Offering Price	Adjusted NTBVPS	Difference between Adjusted NTBVPS and Offering Price
Assuming Full Exercise of Over-Allotment Option
$7.55	$7.01	$2.99	$6.11	$3.89	$4.32	$5.68	$(1.07)	$11.07
Assuming No Exercise of Over-Allotment Option
$7.54	$7.00	$3.00	$6.10	$3.90	$4.31	$5.69	$(1.09)	$11.09

For each of the redemption scenarios above, the Adjusted NTBVPS was calculated as follows:

	No Redemptions		25% of Maximum Redemptions		50% of Maximum Redemptions		75% of Maximum Redemptions		Maximum Redemptions
	Without Over- Allotment	With Over- Allotment	Without Over- Allotment	With Over- Allotment	Without Over- Allotment	With Over- Allotment	Without Over- Allotment	With Over- Allotment	Without Over- Allotment	With Over- Allotment
Public Offering Price	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00
Net Tangible book deficit before this offering	(0.07)	(0.07)	(0.07)	(0.07)	(0.07)	(0.07)	(0.07)	(0.07)	(0.07)	(0.07)
Increase attributable to public shareholders	7.61	7.62	7.07	7.08	6.17	6.18	4.38	4.39	(1.02)	(1.00)
Pro Forma net tangible book value after this offering	7.54	7.55	7.00	7.01	6.10	6.11	4.31	4.32	(1.09)	(1.07)
Dilution to public shareholders	$2.46	$2.45	$3.00	$2.99	$3.90	$3.89	$5.69	$5.68	$11.09	$11.07
Percentage of dilution to public shareholders	24.57%	24.54%	29.96%	29.92%	38.95%	38.90%	56.93%	56.84%	110.85%	110.69%
Numerator:
Net tangible book deficit before this offering	$(479,600)	$(479,600)	$(479,600)	$(479,600)	$(479,600)	$(479,600)	$(479,600)	$(479,600)	$(479,600)	$(479,600)
Net proceeds from this offering and the sale of the private placement warrants, net of expenses(1)	251,000,000	288,500,000	251,000,000	288,500,000	251,000,000	288,500,000	251,000,000	288,500,000	251,000,000	288,500,000
Plus: Offering costs excluded from net tangible book value before this offering	421,343	421,343	421,343	421,343	421,343	421,343	421,343	421,343	421,343	421,343
Less: Deferred underwriting commissions(2)	(7,500,000)	(8,625,000)	(5,625,000)	(6,468,750)	(3,750,000)	(4,312,500)	(1,875,000)	(2,156,250)	—	—
Less: Advisory fee(4)	(7,500,000)	(8,625,000)	(7,500,000)	(8,625,000)	(7,500,000)	(8,625,000)	(7,500,000)	(8,625,000)	(7,500,000)	(8,625,000)
Less: Warrant liability	0	0	0	0	0	0	0	0	0	0
Less: Over-allotment liability	(225,000)	0.00	(225,000)	0	(225,000)	0	(225,000)	0	(225,000)	0
Less: Amounts paid for redemptions(3)	—	—	(62,500,000)	(71,875,000)	(125,000,000)	(143,750,000)	(187,500,000)	(215,625,000)	(250,000,000)	(287,500,000)
	$235,716,743	$271,191,743	$175,091,743	$201,472,993	$114,466,743	$131,754,243	$53,841,743	$62,035,493	$(6,783,257)	$(7,683,257)
Denominator:
Ordinary shares outstanding prior to this offering	7,187,500	7,187,500	7,187,500	7,187,500	7,187,500	7,187,500	7,187,500	7,187,500	7,187,500	7,187,500
Less: Ordinary shares forfeited if over-allotment is not exercised	(937,500)	—	(937,500)	—	(937,500)	—	(937,500)	—	(937,500)	—
Plus: Ordinary shares offered	25,000,000	28,750,000	25,000,000	28,750,000	25,000,000	28,750,000	25,000,000	28,750,000	25,000,000	28,750,000
Less: Ordinary shares redeemed	—	—	(6,250,000)	(7,187,500)	(12,500,000)	(14,375,000)	(18,750,000)	(21,562,500)	(25,000,000)	(28,750,000)
	31,250,000	35,937,500	25,000,000	28,750,000	18,750,000	21,562,500	12,500,000	14,375,000	6,250,000	7,187,500
Adjusted NTBVPS	$7.54	$7.55	$7.00	$7.01	$6.10	$6.11	$4.31	$4.32	$(1.09)	$(1.07)

(1)
Expenses applied against gross proceeds include offering expenses of approximately $1,250,000 and underwriting commissions of $7,750,000 (or up to $8,875,000 if the underwriter’s over-allotment option is exercised in full). See “Use of Proceeds.”

(2)
$0.01 per unit, or $250,000 in the aggregate, is payable upon the closing of this offering. $0.30 per share, or $7,500,000 in the aggregate (or $8,625,000 in the aggregate if the underwriter’s option to purchase additional units is exercised in full, which amount shall be subject to pro-rata reduction based on the number of Class A ordinary shares redeemed by our public shareholders) is payable to the underwriter for deferred underwriting commissions and will be placed in a trust account located in the United States as described herein. The deferred commissions will be fully earned by the underwriter upon the payment of the purchase price for the units purchased by the underwriter on the closing of this offering and will be released to the underwriter only on and concurrently with completion of an initial business combination. Such deferred commissions will be subject to pro rata reduction based on the extent of redemptions that reduce the amount of the trust account at the time of our consummation of our initial business combination. The deferred commissions may be allocated to members of FINRA who have assisted in the consummation of our initial business combination, at our discretion. See the section of this prospectus entitled “Underwriting.”

(3)
If we seek shareholder approval of our initial business combination and we do not conduct redemptions in connection with our initial business combination pursuant to the tender offer rules, our sponsor, directors, officers, advisors or their affiliates may purchase units, public shares, rights or equity-linked securities in privately negotiated transactions or in the open market either prior to or following the completion of our initial business combination, although they are under no obligation to do so. In the event of any such purchases of our shares prior to the completion of our initial business combination or if we enter into non-redemption agreements with certain of our shareholders, the number of Class A ordinary shares subject to redemption will be reduced by the amount of any such purchases or shares subject to non-redemption agreements, increasing the pro forma net tangible book value per share. See “Proposed Business—Permitted Purchases of Our Securities.”

(4)
We have engaged Santander US Capital Markets LLC to provide advisory services from time to time. As compensation for the services provided under an engagement letter, we will pay Santander US Capital Markets LLC a fee equal to 3.00% of the gross proceeds raised in this offering ($7,500,000 or $8,625,000 in the aggregate if the underwriter’s over-allotment option is exercised in full), payable upon closing of our initial business combination. We have agreed to indemnify Santander US Capital Markets LLC and its affiliates in connection with its role in providing the advisory services.